REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 1,015,542	$ 926,867	$ 871,995
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		720,520	630,096	591,147
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	189,223	192,640	184,092
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		4,295	4,231	5,092
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 101,504	$ 99,900	$ 91,664

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.